Leases (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases (Details) [Line Items]
Operating lease liabilities	$ 122	$ 61	$ 66
Weighted-average remaining lease term	1 year 3 months 3 days	1 year 9 months 14 days
Weighted-average remaining discount rate	9.18%	9.18%
Operating Lease [Member]
Leases (Details) [Line Items]
Operating lease liabilities
Weighted-average remaining lease term		1 year 11 months 23 days